SCHEDULE OF FAIR VALUE MEASUREMENT (Details)	Jun. 30, 2021 $ / shares shares	Mar. 22, 2021 $ / shares shares	Feb. 18, 2020
Warrant term			5 years
Backstop Warrants [Member]
Number of shares underlying the warrants | shares	7,530,000	7,530,000
Number of shares underlying the warrants | $ / shares	$ 1.36	$ 1.93
Backstop Warrants [Member] | Measurement Input, Price Volatility [Member]
Number of shares underlying the warrants	85.0	85.0
Backstop Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Number of shares underlying the warrants	0.87	0.87
Backstop Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Number of shares underlying the warrants	0	0
Backstop Warrants [Member] | Measurement Input, Expected Term [Member]
Warrant term	4 years 8 months 23 days	5 years
Private Warrants [Member]
Number of shares underlying the warrants | shares	1,205,040	1,205,040
Number of shares underlying the warrants | $ / shares	$ 1.36	$ 1.93
Private Warrants [Member] | Measurement Input, Price Volatility [Member]
Number of shares underlying the warrants	92.2	90.2
Private Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Number of shares underlying the warrants	0.82	0.86
Private Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Number of shares underlying the warrants	0	0
Private Warrants [Member] | Measurement Input, Expected Term [Member]
Warrant term	4 years 8 months 23 days	5 years